Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 11,067	$ 10,024
Interest-bearing deposits	28,247	23,497
Total cash and cash equivalents	39,314	33,521
Securities available for sale	88,113	69,597
Securities held to maturity	1,010	1,313
Total securities	89,123	70,910
Loans held for sale, at lower of cost or fair value	0	753
Loans	359,767	424,864
Less allowance for loan losses	(9,584)	(12,247)
Net loans	350,183	412,617
Real estate owned	4,605	5,284
Investment in FHLB stock	3,799	3,799
Premises and equipment, net	12,107	13,175
Bank-owned life insurance	17,822	17,073
Accrued interest receivable and other assets	5,928	7,973
Total assets	522,881	565,105
Deposits
Noninterest-bearing	69,674	63,695
Interest-bearing	375,754	401,381
Total deposits	445,428	465,076
Federal funds purchased and other short-term borrowings	0	1,265
Federal Home Loan Bank advances	40,036	58,502
Accrued interest payable and other liabilities	2,718	2,848
Total liabilities	488,182	527,691
SHAREHOLDERS' EQUITY
Common stock, no par value, 7,500,000 shares authorized, 4,273,908 shares issued	3,785	3,785
Retained earnings	45,145	47,883
Treasury stock, at cost, 556,523 shares	(13,494)	(13,494)
Accumulated other comprehensive loss	(737)	(760)
Total shareholders' equity	34,699	37,414
Total liabilities and shareholders' equity	$ 522,881	$ 565,105